RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Originated from income and expenses recognized in other comprehensive income
Remeasurement of the fair value of financial instruments through OCI	R$ (28,466)
Remeasurement of the fair value of available-for-sale financial instruments		R$ (36,404)	R$ (56,393)
Shareholding of subsidiaries, associated companies and jointly - controlled subsidiaries	(9,158)	5,023
Total income and social contribution taxes recognized in other comprehensive income	R$ (37,624)	R$ (31,381)